DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear    Shareholder:

  We are pleased to report the performance for Dreyfus New Jersey Municipal Money Market Fund, Inc. for the six-month period ended July 31, 1998. Your Fund produced an annualized yield of 2.77% and, after taking into account the effect of compounding, the annualized effective yield was 2.81%.*

The Economy

After growing at a rather heady pace of 5.5% during the first quarter of 1998, the U.S. economy, as measured by Gross Domestic Product (GDP), appears to be slowing down. During the second quarter, numerous signs of weakness appeared. These included slower growth in personal income and corporate profits, reduced export bookings, a dramatic drop in inventory stockpiling, a rising trade deficit, and a slide in manufacturing orders as evidenced by declines in the National Association of Purchasing Manager's Index for both June and July. On the other hand, consumer spending, business investment, and housing construction all moved higher. On balance, however, weakness largely overcame strength, as the GDP grew just 1.4% during the second quarter of 1998.

  As economic growth appeared to downshift at least temporarily, core inflation (which excludes volatile food and energy prices) edged a bit higher toward the end of the period. Wages and benefits paid to Americans also accelerated over the past year, fueling concerns that these gains, coupled with extremely low unemployment and tight labor markets, could push up inflation in the months ahead. Indeed on July 21, 1998, Federal Reserve Board (Fed) Chairman Alan Greenspan told the Senate Banking Committee that while the Asian crisis and other factors may restrain consumer and business spending enough "to foster a reasonably smooth transition to a more sustainable rate of growth," the risk of a pickup in inflation still outweighs the danger of a slump. Interest rates on money market securities were virtually unchanged since early 1998. Market participants, meanwhile, await developments both global and domestic which may have an effect on rate levels: included in those events would be any change in Fed monetary policy which may be forthcoming.

Market Environment/Portfolio Overview

  While the Federal Reserve has kept interest rates unchanged for the past six months, market technicals nevertheless created fluctuations in rates on short-term municipal securities. During the first weeks of January the municipal money market was particularly strong due to large cash inflows, although the market remained in a trading range throughout most of the first quarter of 1998. However, in April, money funds were tapped for income tax payments, placing upward pressure on rates as funds experienced redemptions. Supply conditions in late May reversed this trend as municipal fund managers anticipated the effect of several billion dollars in notes leaving the market at the end of June. July brought stability back to the market as new supply eased the demand pressure that had existed.

  Unlike previous summer financing periods, this year's calendar of municipal notes (consisting mainly of California-exempt paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with maturities outside of the 13-month maximum maturity restriction allowable for money funds, whereas these notes were eligible for purchase in prior years. Other issues were converted to a synthetic structure that is not currently permitted for purchase in your Fund. The overall result was a lower yield for most one-year paper, both national and state specific. While we did participate in the one-year market when attractive yield opportunities became available, we often utilized the commercial paper market to keep average maturities from shortening significantly. As the fall approaches, we anticipate additional buying opportunities in the New Jersey note market. We expect to choose selectively among these issues and to structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in this Fund and in The Dreyfus Corporation.

               Very truly yours,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

August 18, 1998

New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.




DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                  Principal

Tax Exempt Investments--97.6%                                                                      Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

New Jersey--93.0%

Atlantic County Improvement Authority, Revenue, VRDN

  (Aces Pooled Government Loan Program) 3.15% (LOC; Krediet Bank) (a,b)  . . . . . . . . .     $    4,800,000    $    4,800,000

Burlington County, BAN:

  4%, Series A, 6/11/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,017,908

  4%, Series B, 6/11/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000        17,047,954

Township of East Brunswick, BAN 4%, 1/7/99 . . . . . . . . . . . . . . . . . . . . . . . .         15,782,200        15,805,369

Essex County Improvement Authority, Revenue, VRDN:

 (Aces Pooled Government Loan Program)

    3% (LOC; Banco Santander) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,200,000        14,200,000

  (County Asset Sale Project)

    3.20% (Insured; AMBAC and Liquidity Facility; Morgan Guaranty Trust Co.) (a) . . . . .         10,000,000        10,000,000

Hudson County Improvement Authority, VRDN (Essential Purpose Pooled Government
Loan)

  3.50% (LOC: Comerica Bank and Fuji Bank) (a,b) . . . . . . . . . . . . . . . . . . . . .         16,240,000        16,240,000

Jersey City, BAN 4.25%, 1/15/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         6,513,790

Monmouth County Improvement Authority, Revenue, VRDN

  (Aces Pooled Government Loan Program) 3.20% (LOC; Union Bank of Switzerland) (a,b) . . .         23,000,000        23,000,000

New Jersey Economic Development Authority:

 SWDR (Disposal Facility Newark Recycling)

    3.95%, 12/15/98 (LOC; Societe Generale) (b)  . . . . . . . . . . . . . . . . . . . . .         18,000,000        18,000,000

  VRDN:

    EDR:

       (Black Horse Pike Limited Project)

         3.95% (Corp. Guaranty; Household Finance Corp.) (a) . . . . . . . . . . . . . . .          5,400,000         5,400,000

       (Exit 8A Limited Partnership Project)

         3.50% (LOC; Bank of Tokyo-Mitsubishi) (a,b) . . . . . . . . . . . . . . . . . . .          6,000,000         6,000,000

       (Merck and Co. Inc.) 4%, Series A (a) . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

       Refunding (Hartz and Rex Associates)

         3.625%, Series B (LOC; Citibank) (a,b)  . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

       (White Horse Pike Limited Project)

         3.75% (Corp. Guaranty; Household Finance Corp.) (a) . . . . . . . . . . . . . . .          7,600,000         7,600,000

    Mortgage Facilities Revenue

       (Rennoc Corp) 3.75% (LOC; Philadelphia National Bank) (a,b) . . . . . . . . . . . .          3,905,000         3,905,000

    PCR, Refunding:

       (Hoffman La Roche Project)

         3.55% (LOC; Wachovia Bank of Georgia) (a,b) . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

       (Public Service Electric and Gas Co.)

         3.05%, Series A

         (Insured; MBIA and Liquidity Facility; Union Bank of Switzerland) (a) . . . . . .         13,300,000        13,300,000

New Jersey Health Care Facilities Financing Authority, VRDN

 (Hospital Capital Asset Financing):

    3.35%, Series A (LOC; Chase Manhattan Bank) (a,b)  . . . . . . . . . . . . . . . . . .         13,200,000        13,200,000

    3.35%, Series D (LOC; Chase Manhattan Bank) (a,b)  . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

New Jersey Sports and Exposition Authority, State Contract, VRDN

  3.25%, Series C (Insured; MBIA and Liquidity Facility; Credit Suisse) (a)  . . . . . . .         34,800,000        34,800,000


DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

New Jersey (continued)

New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN

  3.15%, Series D (Insured; FGIC and Liquidity Facility; Societe Generale) (a) . . . . . .      $  62,900,000     $  62,900,000

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN:

    3.70%, Series 2 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,688,000         5,688,000

    (Versatile Structure Obligation):

    3.75%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a,b) . . . . . . . . . . . . . . . .          6,500,000         6,500,000

    3.70%, Series 3 (Liquidity Facility; Morgan Guaranty Trust Co.) (a)  . . . . . . . . .         23,900,000        23,900,000

    3.70%, Series 5 (Liquidity Facility; Bayerische Landesbank) (a)  . . . . . . . . . . .         44,200,000        44,200,000

    3.80%, Series 6 (Liquidity Facility; Bank of Nova Scotia) (a)  . . . . . . . . . . . .         16,800,000        16,800,000

Township of Woodbridge, BAN 4%, 7/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . .         33,000,000        33,131,056

U.S. Related--4.6%

Commonwealth of Puerto Rico, Government Development Bank, VRDN, Refunding

  3.20%, (Insured; MBIA and Liquidity Facility; Credit Suisse) (a) . . . . . . . . . . . .         22,100,000        22,100,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $464,049,077). . . . . . . . . . . . . . . . . . . . . . . . . . .              97.6%      $464,049,077

                                                                                                      =======     =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.4%     $  11,374,368

                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%     $ 475,423,445

                                                                                                      =======     =============

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

BAN         Bond Anticipation Notes                                                Insurance Corporation

EDR         Economic Development Revenue                            PCR         Pollution Control Revenue

FGIC        Financial Guaranty Insurance Company                    SWDR        Solid Waste Disposal Revenue

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch (c)            or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          ________________               __________________

F1+/F1                             VMIG1/MIG1                        SP1+/SP1, A1+/A1                    82.7%

Not Rated (d)                      Not Rated d)                      Not Rated (d)                        17.3

                                                                                                        _______

                                                                                                        100.0%

                                                                                                        =======


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(b) Secured by letters of credit. At July 31, 1998, 29.0% of the Fund's net assets are backed by letters of credit issued by domestic banks and foreign banks.

(c) Fitch currently provides creditworthiness information for a limited number of investments.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(e) At July 31, 1998, the Fund has $121,788,000 (25.6% of net assets) in securities whose payment of prinicipal and interest is dependent upon revenues generated from transportation.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JULY 31, 1998 (UNAUDITED)

                                                                                                    Cost             Value

                                                                                                _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments . .     $464,049,077      $464,049,077

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,902,156

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,735,077

                                 Receivable for investment securities sold . . . . . . . .                            2,000,000

                                 Prepaid expenses and other assets . . . . . . . . . . . .                               35,367

                                                                                                                  _____________

                                                                                                                    475,721,677

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              221,370

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               76,862

                                                                                                                  _____________

                                                                                                                        298,232

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $475,423,445

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $475,665,766

                                 Accumulated net realized gain (loss) on investments . . .                             (242,321)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $475,423,445

                                                                                                                  =============

SHARES OUTSTANDING

(2 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . . .                          475,665,766

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                          =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                      Interest Income  . . . . . . . . . . . . . . . . . . . . . . .                           $8,645,263

EXPENSES:                   Management fee--Note 2(a)  . . . . . . . . . . . . . . . . . .         $1,255,929

                            Shareholder servicing costs--Note 2(b) . . . . . . . . . . . .            342,432

                            Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .             25,641

                            Professional fees  . . . . . . . . . . . . . . . . . . . . . .             24,109

                            Directors' fees and expenses--Note 2(c)  . . . . . . . . . . .             20,349

                            Prospectus and shareholders' reports . . . . . . . . . . . . .              6,861

                            Registration fees  . . . . . . . . . . . . . . . . . . . . . .              5,433

                            Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . .              5,116

                                                                                                  ___________

                                Net Expenses . . . . . . . . . . . . . . . . . . . . . . .                            1,685,870

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,959,393

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                              (62,972)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $6,896,421

                                                                                                                    ===========


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                            July 31, 1998       Year Ended

                                                                                             (Unaudited)     January 31, 1998

                                                                                           ________________   ________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     6,959,393      $   15,688,191

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .           (62,972)            (16,731)

                                                                                            ______________      ______________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .         6,896,421          15,671,460

                                                                                            ______________      ______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (6,959,393)        (15,688,191)

                                                                                            ______________      ______________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       368,252,443         608,741,936

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,253,829          14,106,775

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (425,285,716)       (657,825,855)

                                                                                            ______________      ______________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .       (50,779,444)        (34,977,144)

                                                                                            ______________      ______________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .       (50,842,416)        (34,993,875)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       526,265,861         561,259,736

                                                                                            ______________      ______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 475,423,445       $ 526,265,861

                                                                                            ==============      ==============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                Six Months Ended

                                                 July 31, 1998                          Year Ended January 31,

                                                                     ____________________________________________________________


                                                  (Unaudited)          1998        1997         1996        1995        1994

                                                  __________         ______       ______      ______       ______      ______

PER SHARE DATA:

   Net asset value, beginning of period  . . .     $  1.00          $  1.00      $  1.00     $  1.00     $  1.00      $  1.00

                                                    ______           ______       ______      ______       ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . .        .014             .029         .027        .032        .025         .021

                                                    ______           ______       ______      ______       ______      ______

   Distributions:

   Dividends from investment income--net . . .       (.014)           (.029)       (.027)      (.032)      (.025)       (.021)

                                                    ______           ______       ______      ______       ______      ______

   Net asset value, end of period  . . . . . .     $  1.00          $  1.00      $  1.00     $  1.00     $  1.00      $  1.00

                                                    ======           ======       ======      ======       ======      ======

TOTAL INVESTMENT RETURN. . . . . . . . . . . .        2.78%*           2.96%        2.75%       3.25%        2.55%       2.12%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .         .67%*            .64%         .65%        .59%         .42%        .35%

   Ratio of net investment income to
       average net assets  . . . . . . . . . .        2.77%*           2.92%        2.71%       3.21%       2.52%        2.10%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .          --               --           --         .06%        .22%         .30%

   Net Assets, end of period (000's Omitted) .    $475,423         $526,266     $561,260    $647,557    $772,913     $778,236
-----------------------------

*  Annualized

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus New Jersey Municipal Money Market Fund, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Under the terms of the custodian agreement, the Fund received net earnings credits of $15,572 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $179,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1998. If not applied, $900 of the carryover expires in fiscal 2000, $2,300 expires in fiscal 2002, $39,800 expires in fiscal 2003, $115,000 expires in fiscal 2004, $4,000 expires in fiscal 2005 and $17,000 expires in fiscal 2006.

  At July 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of
 . 50 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 1998, the Fund was charged $185,960 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended July 31, 1998, the Fund was charged $100,242 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

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dreyfus lion "d" logo                                   (reg.tm)

dreyfus logo                                   (reg.tm)

DREYFUS NEW JERSEY

MUNICIPAL MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              758SA987

New Jersey

Municipal Money

Market Fund, Inc.

Semi-Annual

Report

July 31, 1998





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